Filed with the U.S. Securities and Exchange Commission on August 22, 2017

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	61	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

470 Park Avenue South
New York, NY 10016
 (Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Jay Kesslen
470 Park Avenue South
New York, NY 10016
 (Name and Address of Agent for Service)

With a copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 15, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 59 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 9, 2017, and pursuant to Rule 485(a)(2) would become effective on August 23, 2017.

This Post-Effective Amendment No. 60 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 15, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 60 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc. has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 22nd day of August, 2017.

KINETICS MUTUAL FUNDS, INC. /s/ Peter B. Doyle* Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 60 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President,	August 22, 2017
Peter B. Doyle	Chairman of the Board

Douglas Cohen*	Director	August 22, 2017
Douglas Cohen

William J. Graham*	Director	August 22, 2017
William J. Graham

Steven T. Russell*	Director	August 22, 2017
Steven T. Russell

Murray Stahl*	Director and Secretary	August 22, 2017
Murray Stahl

Joseph E. Breslin*	Director	August 22, 2017
Joseph E. Breslin

James Breen*	Director	August 22, 2017
James M. Breen

Leonid Polyakov*	Director and Treasurer	August 22, 2017
Leonid Polyakov

*By: /s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.